Stock-Based Compensation - RSUs Activity (Detail) - Restricted Stock Units (RSUs) - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2018
Number of Shares
Nonvested, January 31, 2020 (in shares)	948,119
Granted (in shares)	1,120,054	948,119
Vested (in shares)	(17,500)	0
Forfeited (in shares)	(9,580)	0
Nonvested, July 31, 2020 (in shares)	2,041,093
Weighted Average Grant Date Fair Value
Nonvested, January 31, 2020 (in USD per share)	$ 21.75
Granted (in USD per share)	20.07	$ 21.75
Vested (in USD per share)	20.00
Forfeited (in USD per share)	21.53
Nonvested, July 31, 2020 (in USD per share)	$ 20.84